INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	September 30,
	2024	2025
	RMB	RMB
Technology rights for licensed seeds	72,748	40,100
Software	4,739	2,094
	77,487	42,194
Accumulated amortization	(73,877)	(36,507)
Impairment provision	(3,610)	(3,610)

Acquired intangible assets, net	—	2,077